Basis for the Preparation of these Financial Statements and Applicable Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Bank Consolidated its Financial Statements
As of December 31, 2023 and 2022, the Bank’s interest in the companies it consolidates is as follows:

•	As of December 31, 2023:

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Macro Securities SAU	Common	12,885,683	100.00%	100.00%
Macro Fiducia SAU	Common	47,387,236	100.00%	100.00%
Macro Fondos SGFCISA	Common	327,183	100.00%	100.00%
Macro Bank Limited	Common	39,816,899	100.00%	100.00%
Argenpay SAU	Common	1,001,200,000	100.00%	100.00%

Subsidiaries (contd.)	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Fintech SGR (Structured entity)	Common	119,993	24.999%	24.999%	75.001%	75.001%
Macro Agro SAU (1)	Common	615,519	100.00%	100.00%
Banco BMA SAU (2)	Common	729,166,165	100.00%	100.00%
	Preferred	14,565,089	100.00%
BMA Asset Management SA (2)	Common	91,950	100.00%	100.00%
BMA Valores SA (2)	Common	52,419,500	100.00%	100.00%

(1)	Interest acquired in May 2023 (see Note 14).
(2)	Interest acquired in November 2023 (see Note 14).

•	As of December 31, 2022:

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Macro Securities SAU	Common	12,885,683	100.00%	100.00%
Macro Fiducia SAU	Common	47,387,236	100.00%	100.00%
Macro Fondos SGFCISA	Common	327,183	100.00%	100.00%
Macro Bank Limited	Common	39,816,899	100.00%	100.00%
Argenpay SAU	Common	341,200,000	100.00%	100.00%
Fintech SGR (Structured entity)	Common	119,993	24.999%	24.999%	75.001%	75.001%

Summary of Total Assets, Liabilities and Net Shareholders Equity
Total assets, liabilities and Shareholders’ equity of the Bank and all its subsidiaries as of December 31, 2023 and 2022 are as follows:

Entity	Balances as of 12/31/2023
	Assets	Liabilities	Equity attributable to the owners of the Bank	Equity attributable to non-controlling interests
Banco Macro SA	5,850,672,381	3,807,113,218	2,043,559,163
Macro Bank Limited	96,913,028	69,534,634	27,378,394
Macro Securities SAU (1)	172,108,267	114,694,224	57,414,043
Macro Fiducia SAU	650,856	47,660	603,196
Argenpay SAU	15,211,804	8,272,716	6,939,088
Fintech SGR	16,775,841	16,154,667	155,287	465,887
Macro Agro SAU	24,091,214	23,317,522	773,692
Banco BMA SAU	879,489,639	667,129,219	212,360,420
Eliminations	(337,701,919)	(32,077,799)	(305,624,120)

Consolidated	6,718,211,111	4,674,186,061	2,043,559,163	465,887

(1)	Includes the balance amounts of its subsidiary Macro Fondos SGFCISA.

Entity	Balances as of 12/31/2022
	Assets	Liabilities	Equity attributable to the owners of the Bank	Equity attributable to non-controlling interests
Banco Macro SA	6,407,372,878	4,812,516,739	1,594,856,139
Macro Bank Limited	50,000,623	34,556,345	15,444,278
Macro Securities SAU (1)	105,632,053	72,940,995	31,113,783
Macro Fiducia SAU	615,622	15,338	600,284
Argenpay SAU	7,893,951	4,976,502	2,917,449
Fintech SGR	16,539,693	16,188,045	351,648	263,735
Eliminations	(79,260,886)	(27,519,904)	(50,427,442)

Consolidated	6,508,793,934	4,913,674,060	1,594,856,139	263,735

(1)	Includes the balance amounts of its subsidiary Macro Fondos SGFCISA.